Fees Summary	May 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 44,544,183.88
Total Fee Amount	6,151.55
Total Offset Amount	0.00
Net Fee	$ 6,151.55
Offering Table N/A
Offset Table N/A	N/A